Property and Equipment, Net (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended			12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation expense		$ 10,431		$ 6,151	$ 13,954		$ 12,377
Environmental Turf Services, LLC [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 1,450		$ 2,900			$ 5,805		$ 8,879